UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Leonard Green & Partners, L.P.
Address: 11111 Santa Monica Boulevard
         Suite 2000
         Los Angeles, California  90025

13F File Number:  28-13778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Gennaro
Title:     Chief Operating Officer, LGP Management, Inc.
Phone:     310-954-0444

Signature, Place, and Date of Signing:

      /s/ Michael Gennaro     Los Angeles, CA/USA     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     8*

Form13F Information Table Value Total:     $1,077,285 (thousands)

*Leonard Green has requested Confidential Treatment from the Commission on 1 entry on its 13F Informational Table. The Table Total Value listed above does not reflect this 1 entry, but rather only the 7 positions listed on the Information Table. Upon rejection of Leonard Green's request, or upon the expiration of the period of Confidential Treatment, Leonard Green will file an Amended 13F consistent with SEC regulations supplying the information on that 1 entry.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DISCRETION MANAGERS    SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- --------
CONFIDENTIAL TREATMENT
REQUESTED                      CONFIDENTIAL      CONFIDEN CONFIDEN   CONFID CON  CON  CONFID     CONFIDE       CON      CON      CON
BJS WHOLESALE CLUB INC         COM              05548J106    77721  2100000 SH       DEFINED*              2100000        0        0
BJS WHOLESALE CLUB INC         COM              05548J106   111030  3000000 SH  CALL DEFINED*              3000000        0        0
GRAY TELEVISION INC            COM              389375106     4723  1959574 SH       DEFINED*              1959574        0        0
MCCLATCHY CO                   CL A             579489105     5096  1400000 SH       DEFINED*              1400000        0        0
MEDIA GEN INC                  CL A             584404107     3415   349911 SH       DEFINED*               349911        0        0
MERGE HEALTHCARE INC           COM              589499102     4115  1404545 SH       DEFINED*              1404545        0        0
WHOLE FOODS MKT INC            COM              966837106   871185 24186141 SH       DEFINED*             24186141        0        0


*Leonard Green & Partners, L.P. (the "Reporting Manager") is an adviser to all of the owners of the securities in the indicated
rows, and may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. Except as otherwise indicated in reports filed under such provisions, the filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange
Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the
Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting
Manager, any other manager with which it may share or be deemed to share investment discretion and related entities.

The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Exchange
Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.